CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Total		Series A Preferred Units	Series B Preferred Units	Series E Preferred Units	Issued Capital And Additional Paid-In Capital Class A common units Limited partners	Issued Capital And Additional Paid-In Capital Class B common units Limited partners	Issued Capital And Additional Paid-In Capital Common units Limited partners	Preferred Units	Preferred Units Series A Preferred Units	Preferred Units Series B Preferred Units	Preferred Units Series E Preferred Units	General Partner General partner	Accumulated other comprehensive income	Non-controlling interests
Number of shares outstanding at beginning of period (in shares) at Jan. 01, 2019						0	0	410,315	15,800
Beginning balance, equity at Jan. 01, 2019	$ 793,033					$ 0	$ 0	$ 350,088	$ 384,274				$ 10,971	$ 7,361	$ 40,339
Net income (loss)	(159,067)							$ (181,424)	$ 32,150				(1,384)		(8,409)
Other comprehensive income (loss)	(2,951)													(2,951)
Dividends declared			$ (10,874)	$ (10,626)	$ (10,650)					$ (10,874)	$ (10,626)	$ (10,650)
Other distributions	(3,636)														(3,636)
Contribution from non-controlling interests in subsidiaries	1,500														1,500
Equity based compensation and other (shares)								834
Equity based compensation and other	1,073							$ 1,073
Number of shares outstanding at end of period (in shares) at Dec. 31, 2019						0	0	411,149	15,800
Ending balance, equity at Dec. 31, 2019	597,802	[1]				$ 0	$ 0	$ 169,737	$ 384,274				9,587	4,410	29,794
Exchange of equity instruments (in shares)						5,217	405,932	(411,149)
Exchange of equity instruments	0					$ 2,154	$ 167,583	$ (169,737)
Net income (loss)	(346,163)					(4,674)	(363,667)		$ 32,103				(2,771)		(7,154)
Other comprehensive income (loss)	(339)													(339)
Dividends declared			(10,855)	(10,613)	(10,636)					(10,855)	(10,613)	(10,636)
Other distributions	(4,750)														(4,750)
Contribution of capital from Brookfield	37,060						37,060
Repurchase of Preferred Units (in shares)									(311)
Repurchase of Preferred Units	(6,200)					20	1,529		$ (7,761)				12
Equity based compensation and other	(407)					$ (5)	$ (402)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2020						5,217	405,932	0	15,489
Ending balance, equity at Dec. 31, 2020	244,899	[1]				$ (2,505)	$ (157,897)	$ 0	$ 376,512				6,828	4,071	17,890
Net income (loss)	(136,450)					$ (2,034)	(158,184)		$ 31,520				(1,225)		(6,527)
Other comprehensive income (loss)	(1,260)													(1,260)
Dividends declared			$ (5,326)	$ (5,216)	$ (5,218)					$ (5,326)	$ (5,216)	$ (5,218)
Other distributions	(2,605)														(2,605)
Contribution of capital from Brookfield	1,928						$ 1,928
Distribution to non-controlling interests	(8,000)														(8,000)
Contribution from non-controlling interests in subsidiaries	17,950														17,950
Repurchase of Preferred Units (in shares)									(1)
Repurchase of Preferred Units	(24)								$ (24)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2021						5,217	405,932		15,488
Ending balance, equity at Dec. 31, 2021	$ 100,678					$ (4,539)	$ (314,153)		$ 392,248				$ 5,603	$ 2,811	$ 18,708

[1]	See Note 2i for further details.